Tax payable (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Tax Payable

The following is a summary of tax payable as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
VAT payables	11,355	22,177
Individual income tax payables	552	440
Construction tax payables	40	15
Educational development payables	29	11
Others	35	14
Total	12,011	22,657